Distribution Date:	12/12/23	GS Mortgage Securities Trust 2016-GS2
Determination Date:	12/06/23
Next Distribution Date:	01/12/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2016-GS2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	General Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Job Warshaw	(305) 695-5600
Mortgage Loan Detail (Part 1)	14-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	18
			Don Simon	(203) 660-6100
Historical Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Controlling Class	Torchlight Investors LLC
		Representative
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252TAN5	1.478000%	11,733,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252TAP0	2.635000%	137,578,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252TAQ8	2.791000%	165,000,000.00	160,824,530.72	0.00	374,051.05	0.00	0.00	374,051.05	160,824,530.72	38.52%	30.00%
A-4	36252TAR6	3.050000%	187,977,000.00	187,977,000.00	0.00	477,774.88	0.00	0.00	477,774.88	187,977,000.00	38.52%	30.00%
A-AB	36252TAS4	2.922000%	23,162,000.00	11,016,879.55	441,943.49	26,826.10	0.00	0.00	468,769.59	10,574,936.06	38.52%	30.00%
A-S	36252TAV7	3.292000%	45,038,000.00	45,038,000.00	0.00	123,554.25	0.00	0.00	123,554.25	45,038,000.00	30.82%	24.00%
B	36252TAW5	3.759000%	42,224,000.00	42,224,000.00	0.00	132,266.68	0.00	0.00	132,266.68	42,224,000.00	23.60%	18.38%
C	36252TAY1	4.697604%	35,656,000.00	35,656,000.00	0.00	139,581.48	0.00	0.00	139,581.48	35,656,000.00	17.50%	13.63%
D	36252TAA3	2.753000%	42,223,000.00	42,223,000.00	0.00	96,866.60	0.00	0.00	96,866.60	42,223,000.00	10.27%	8.00%
E	36252TAE5	4.697604%	20,643,000.00	20,643,000.00	0.00	80,810.54	0.00	0.00	80,810.54	20,643,000.00	6.74%	5.25%
F	36252TAG0	4.697604%	7,506,000.00	7,506,000.00	0.00	29,383.51	0.00	0.00	29,383.51	7,506,000.00	5.46%	4.25%
G*	36252TAJ4	4.697604%	31,903,230.00	31,903,230.00	0.00	120,054.87	0.00	0.00	120,054.87	31,903,230.00	0.00%	0.00%
R	36252TAL9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			750,643,231.00	585,011,640.27	441,943.49	1,601,169.96	0.00	0.00	2,043,113.45	584,569,696.78

X-A	36252TAT2	1.727051%	570,488,000.00	404,856,410.27	0.00	582,673.05	0.00	0.00	582,673.05	404,414,466.78
X-B	36252TAU9	0.938604%	42,224,000.00	42,224,000.00	0.00	33,026.36	0.00	0.00	33,026.36	42,224,000.00
X-D	36252TAC9	1.944604%	42,223,000.00	42,223,000.00	0.00	68,422.52	0.00	0.00	68,422.52	42,223,000.00
Notional SubTotal			654,935,000.00	489,303,410.27	0.00	684,121.93	0.00	0.00	684,121.93	488,861,466.78

Deal Distribution Total					441,943.49	2,285,291.89	0.00	0.00	2,727,235.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252TAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252TAP0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252TAQ8	974.69412558	0.00000000	2.26697606	0.00000000	0.00000000	0.00000000	0.00000000	2.26697606	974.69412558
A-4	36252TAR6	1,000.00000000	0.00000000	2.54166669	0.00000000	0.00000000	0.00000000	0.00000000	2.54166669	1,000.00000000
A-AB	36252TAS4	475.64457085	19.08054097	1.15819446	0.00000000	0.00000000	0.00000000	0.00000000	20.23873543	456.56402988
A-S	36252TAV7	1,000.00000000	0.00000000	2.74333341	0.00000000	0.00000000	0.00000000	0.00000000	2.74333341	1,000.00000000
B	36252TAW5	1,000.00000000	0.00000000	3.13250000	0.00000000	0.00000000	0.00000000	0.00000000	3.13250000	1,000.00000000
C	36252TAY1	1,000.00000000	0.00000000	3.91467018	0.00000000	0.00000000	0.00000000	0.00000000	3.91467018	1,000.00000000
D	36252TAA3	1,000.00000000	0.00000000	2.29416669	0.00000000	0.00000000	0.00000000	0.00000000	2.29416669	1,000.00000000
E	36252TAE5	1,000.00000000	0.00000000	3.91467035	0.00000000	0.00000000	0.00000000	0.00000000	3.91467035	1,000.00000000
F	36252TAG0	1,000.00000000	0.00000000	3.91466960	0.00000000	0.00000000	0.00000000	0.00000000	3.91466960	1,000.00000000
G	36252TAJ4	1,000.00000000	0.00000000	3.76309452	0.15157587	10.55447803	0.00000000	0.00000000	3.76309452	1,000.00000000
R	36252TAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252TAT2	709.66682957	0.00000000	1.02135899	0.00000000	0.00000000	0.00000000	0.00000000	1.02135899	708.89215335
X-B	36252TAU9	1,000.00000000	0.00000000	0.78217033	0.00000000	0.00000000	0.00000000	0.00000000	0.78217033	1,000.00000000
X-D	36252TAC9	1,000.00000000	0.00000000	1.62050352	0.00000000	0.00000000	0.00000000	0.00000000	1.62050352	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/23 - 11/30/23	30	0.00	374,051.05	0.00	374,051.05	0.00	0.00	0.00	374,051.05	0.00
A-4	11/01/23 - 11/30/23	30	0.00	477,774.88	0.00	477,774.88	0.00	0.00	0.00	477,774.88	0.00
X-A	11/01/23 - 11/30/23	30	0.00	582,673.05	0.00	582,673.05	0.00	0.00	0.00	582,673.05	0.00
X-B	11/01/23 - 11/30/23	30	0.00	33,026.36	0.00	33,026.36	0.00	0.00	0.00	33,026.36	0.00
A-AB	11/01/23 - 11/30/23	30	0.00	26,826.10	0.00	26,826.10	0.00	0.00	0.00	26,826.10	0.00
A-S	11/01/23 - 11/30/23	30	0.00	123,554.25	0.00	123,554.25	0.00	0.00	0.00	123,554.25	0.00
B	11/01/23 - 11/30/23	30	0.00	132,266.68	0.00	132,266.68	0.00	0.00	0.00	132,266.68	0.00
C	11/01/23 - 11/30/23	30	0.00	139,581.48	0.00	139,581.48	0.00	0.00	0.00	139,581.48	0.00
D	11/01/23 - 11/30/23	30	0.00	96,866.60	0.00	96,866.60	0.00	0.00	0.00	96,866.60	0.00
X-D	11/01/23 - 11/30/23	30	0.00	68,422.52	0.00	68,422.52	0.00	0.00	0.00	68,422.52	0.00
E	11/01/23 - 11/30/23	30	0.00	80,810.54	0.00	80,810.54	0.00	0.00	0.00	80,810.54	0.00
F	11/01/23 - 11/30/23	30	0.00	29,383.51	0.00	29,383.51	0.00	0.00	0.00	29,383.51	0.00
G	11/01/23 - 11/30/23	30	330,592.02	124,890.62	0.00	124,890.62	4,835.76	0.00	0.00	120,054.87	336,721.94
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			330,592.02	2,290,127.64	0.00	2,290,127.64	4,835.76	0.00	0.00	2,285,291.89	336,721.94

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252TAV7	3.292000%	45,038,000.00	45,038,000.00	0.00	123,554.25	0.00	0.00	123,554.25	45,038,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252TAW5	3.759000%	42,224,000.00	42,224,000.00	0.00	132,266.68	0.00	0.00	132,266.68	42,224,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252TAY1	4.697604%	35,656,000.00	35,656,000.00	0.00	139,581.48	0.00	0.00	139,581.48	35,656,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			122,918,000.03	122,918,000.00	0.00	395,402.41	0.00	0.00	395,402.41	122,918,000.00

Exchangeable Certificate Details
PEZ	36252TAX3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	2,727,235.38
Gain-on-Sale Reserve Account Summary
Beginning Reserve Account Balance	517,320.63
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Reserve Account Balance	517,320.63
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,302,149.90	Master Servicing Fee	6,245.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,900.08
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	243.75
ARD Interest	0.00	Operating Advisor Fee	1,145.65
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	487.51
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	12,022.27
Total Interest Collected	2,302,149.90

Principal		Expenses/Reimbursements
Scheduled Principal	441,943.49	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,335.76
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	441,943.49	Total Expenses/Reimbursements	4,835.76

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,285,291.89
Gain on Sale Proceeds Collected	0.00	Principal Distribution	441,943.49
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,727,235.38
Total Funds Collected	2,744,093.39	Total Funds Distributed	2,744,093.41

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	585,011,640.69	585,011,640.69	Beginning Certificate Balance	585,011,640.27
(-) Scheduled Principal Collections	441,943.49	441,943.49	(-) Principal Distributions	441,943.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	584,569,697.20	584,569,697.20	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	585,394,093.49	585,394,093.49	Ending Certificate Balance	584,569,696.78
Ending Actual Collateral Balance	584,968,706.21	584,968,706.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.42)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.42)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	38,587,900.86	6.60%	27	4.7718	NAP	Defeased	3	38,587,900.86	6.60%	27	4.7718	NAP
5,000,000 or less	4	15,385,494.95	2.63%	27	4.8371	2.308099	1.30 or less	6	87,175,902.15	14.91%	26	5.0647	1.015211
5,000,001 to 10,000,000	8	59,102,838.67	10.11%	27	4.7175	1.768076	1.31-1.40	3	44,559,931.67	7.62%	27	4.9096	1.350497
10,000,001 to 15,000,000	7	91,016,018.48	15.57%	26	4.7768	1.577648	1.41-1.50	3	47,820,200.00	8.18%	26	4.8495	1.446173
15,000,001 to 20,000,000	3	52,280,400.00	8.94%	26	4.8495	1.381607	1.51-1.60	4	33,832,531.31	5.79%	26	4.8016	1.556254
20,000,001 to 30,000,000	4	88,603,602.54	15.16%	26	5.0102	1.448280	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	1	31,593,441.70	5.40%	25	5.0640	2.200000	1.71-1.80	2	14,173,228.98	2.42%	26	4.6202	1.768089
40,000,001 to 60,000,000	1	58,500,000.00	10.01%	29	4.5700	1.870000	1.81-1.90	3	69,998,268.81	11.97%	29	4.5573	1.874928
60,000,001 or greater	2	149,500,000.00	25.57%	26	4.4381	2.234515	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	33	584,569,697.20	100.00%	27	4.7222	1.822931	2.01-3.00	8	243,621,733.42	41.68%	26	4.5797	2.261036
							3.01 or greater	1	4,800,000.00	0.82%	26	4.4700	4.060000
							Totals	33	584,569,697.20	100.00%	27	4.7222	1.822931
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	38,587,900.86	6.60%	27	4.7718	NAP
							Defeased	3	38,587,900.86	6.60%	27	4.7718	NAP
Alaska	1	8,311,099.81	1.42%	28	4.3000	1.900000
							Industrial	3	23,428,699.71	4.01%	28	4.6298	1.887963
Arizona	1	8,809,887.83	1.51%	29	4.8870	1.510000
							Lodging	4	74,397,023.51	12.73%	26	5.1563	1.501996
California	2	52,475,687.66	8.98%	25	5.0942	1.603088
							Mixed Use	1	25,741,989.06	4.40%	24	4.6750	2.300000
Colorado	3	158,698,193.04	27.15%	26	4.4748	2.169338
							Multi-Family	4	44,573,228.90	7.62%	26	4.8628	1.496225
Delaware	1	6,307,712.07	1.08%	26	4.7050	2.400000
							Office	1	74,500,000.00	12.74%	26	4.7815	2.380000
Georgia	1	11,570,000.00	1.98%	29	4.4010	2.380000
							Retail	17	297,619,838.22	50.91%	27	4.5850	1.758616
Illinois	1	3,521,010.42	0.60%	28	5.4230	1.080000
							Self Storage	1	5,721,016.94	0.98%	25	4.5980	2.540000
Indiana	1	14,563,627.95	2.49%	25	4.7740	1.560000
							Totals	34	584,569,697.20	100.00%	27	4.7222	1.822931
Kentucky	1	5,721,016.94	0.98%	25	4.5980	2.540000

Nevada	1	4,800,000.00	0.82%	26	4.4700	4.060000

New York	7	97,255,900.00	16.64%	26	4.8495	1.396950

North Carolina	3	42,806,878.24	7.32%	25	4.7486	2.248013

Ohio	2	11,733,091.06	2.01%	27	4.6788	1.812597

Pennsylvania	3	80,421,335.85	13.76%	28	4.7703	1.703726

South Carolina	1	13,301,016.88	2.28%	24	4.7480	0.700000

Tennessee	1	5,627,306.92	0.96%	26	4.7100	1.750000

Texas	1	20,058,031.67	3.43%	29	4.9830	1.340000

Totals	34	584,569,697.20	100.00%	27	4.7222	1.822931

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	38,587,900.86	6.60%	27	4.7718	NAP	Defeased	3	38,587,900.86	6.60%	27	4.7718	NAP
	3.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 4.250%	1	75,000,000.00	12.83%	26	4.0970	2.090000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	24,681,099.81	4.22%	28	4.3804	2.545093	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	127,622,279.46	21.83%	27	4.6251	1.871199	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	13	231,562,190.10	39.61%	26	4.8423	1.783478	49 months or greater	30	545,981,796.34	93.40%	26	4.7186	1.826279
	5.001% to 5.250%	3	61,673,880.70	10.55%	26	5.0908	1.529548	Totals	33	584,569,697.20	100.00%	27	4.7222	1.822931
	5.251% or greater	2	25,442,346.27	4.35%	27	5.3213	1.235089
	Totals	33	584,569,697.20	100.00%	27	4.7222	1.822931
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	38,587,900.86	6.60%	27	4.7718	NAP	Defeased	3	38,587,900.86	6.60%	27	4.7718	NAP
	100 months or less	30	545,981,796.34	93.40%	26	4.7186	1.826279	Interest Only	13	324,813,069.00	55.56%	27	4.5896	1.946956
	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000	354 months or less	17	221,168,727.34	37.83%	26	4.9081	1.649050
	Totals	33	584,569,697.20	100.00%	27	4.7222	1.822931	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	584,569,697.20	100.00%	27	4.7222	1.822931
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	38,587,900.86	6.60%	27	4.7718	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	545,981,796.34	93.40%	26	4.7186	1.826279
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	584,569,697.20	100.00%	27	4.7222	1.822931
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30520892	RT	Boulder	CO	Actual/360	4.097%	256,062.50	0.00	0.00	N/A	02/06/26	--	75,000,000.00	75,000,000.00	12/06/23
3	30520891	OF	Centennial	CO	Actual/360	4.782%	296,851.46	0.00	0.00	N/A	02/06/26	--	74,500,000.00	74,500,000.00	12/06/23
4	30310788	RT	Wyncote	PA	Actual/360	4.570%	222,787.50	0.00	0.00	N/A	05/06/26	--	58,500,000.00	58,500,000.00	12/06/23
6	30520886	LO	San Diego	CA	Actual/360	5.064%	133,513.93	44,930.21	0.00	N/A	01/06/26	--	31,638,371.91	31,593,441.70	12/06/23
7	30520847	MU	Charlotte	NC	Actual/360	4.675%	100,499.37	54,641.50	0.00	N/A	12/05/25	--	25,796,630.56	25,741,989.06	12/06/23
8	30520910	LO	Pittsburgh	PA	Actual/360	5.305%	97,095.40	41,808.40	0.00	N/A	03/06/26	--	21,963,144.25	21,921,335.85	12/06/23
9	30520898	LO	Sunnyvale	CA	Actual/360	5.140%	89,599.16	35,845.20	0.00	N/A	02/06/26	--	20,918,091.16	20,882,245.96	12/06/23
10	30310790	RT	Humble	Tx	Actual/360	4.983%	83,433.98	34,438.31	0.00	N/A	05/06/26	--	20,092,469.98	20,058,031.67	12/06/23
11	30520909	RT	Brooklyn	NY	Actual/360	4.849%	74,165.42	0.00	0.00	N/A	02/06/26	--	18,352,100.00	18,352,100.00	12/06/23
12	30520906	RT	Brooklyn	NY	Actual/360	4.849%	73,345.86	0.00	0.00	N/A	02/06/26	--	18,149,300.00	18,149,300.00	12/06/23
13	30520885	RT	Bristol	VA	Actual/360	4.872%	64,668.81	26,588.20	0.00	N/A	01/06/26	--	15,928,279.48	15,901,691.28	12/06/23
14	30310791	LO	Princeton	NJ	Actual/360	4.556%	54,252.61	29,895.46	0.00	N/A	05/06/26	--	14,291,105.04	14,261,209.58	12/06/23
15	30520904	RT	Corona	NY	Actual/360	4.849%	63,766.88	0.00	0.00	N/A	02/06/26	--	15,779,000.00	15,779,000.00	12/06/23
16	30520887	MF	Evansville	IN	Actual/360	4.774%	58,025.48	21,746.50	0.00	N/A	01/06/26	--	14,585,374.45	14,563,627.95	12/06/23
17	30310792	MF	Fayetteville	NC	Actual/360	4.927%	54,254.37	26,399.54	0.00	N/A	04/06/26	--	13,213,973.19	13,187,573.65	11/06/23
18	30520905	RT	Ridgewood	NY	Actual/360	4.849%	57,610.04	0.00	0.00	N/A	02/06/26	--	14,255,500.00	14,255,500.00	12/06/23
19	30520846	MF	Conway	SC	Actual/360	4.748%	52,707.01	20,045.98	0.00	N/A	12/05/25	--	13,321,062.86	13,301,016.88	12/06/23
20	30520903	RT	Brooklyn	NY	Actual/360	4.849%	56,140.64	0.00	0.00	N/A	02/06/26	--	13,891,900.00	13,891,900.00	12/06/23
21	30310793	RT	Decatur	GA	Actual/360	4.401%	42,432.98	0.00	0.00	N/A	05/06/26	--	11,570,000.00	11,570,000.00	12/06/23
22	30520907	RT	Brooklyn	NY	Actual/360	4.849%	41,408.26	0.00	0.00	N/A	02/06/26	--	10,246,400.00	10,246,400.00	12/06/23
23	30310794	IN	Glendale	AZ	Actual/360	4.887%	35,950.05	17,626.56	0.00	N/A	05/06/26	--	8,827,514.39	8,809,887.83	12/06/23
24	30520916	RT	Aurora	CO	Actual/360	5.071%	38,931.91	14,643.84	0.00	N/A	04/06/26	--	9,212,836.88	9,198,193.04	08/06/21
25	30310795	IN	Anchorage	AK	Actual/360	4.300%	29,846.50	18,156.03	0.00	N/A	04/06/26	--	8,329,255.84	8,311,099.81	12/06/23
26	30520900	RT	Troy	OH	Actual/360	4.561%	32,538.34	14,921.07	0.00	N/A	02/06/26	--	8,560,843.13	8,545,922.06	12/06/23
27	30310796	SS	San Rafael	CA	Actual/360	4.949%	34,746.10	0.00	0.00	N/A	05/06/26	--	8,425,000.00	8,425,000.00	12/06/23
28	30520901	IN	Newark	DE	Actual/360	4.705%	24,768.66	9,481.27	0.00	N/A	02/06/26	--	6,317,193.34	6,307,712.07	12/06/23
29	30520908	RT	Brooklyn	NY	Actual/360	4.849%	26,598.30	0.00	0.00	N/A	02/06/26	--	6,581,700.00	6,581,700.00	12/06/23
30	30520896	RT	Athens	TN	Actual/360	4.710%	22,124.86	9,600.64	0.00	N/A	02/06/26	--	5,636,907.56	5,627,306.92	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30520884	SS	Wilder	KY	Actual/360	4.598%	21,954.74	8,796.75	0.00	N/A	01/06/26	--	5,729,813.69	5,721,016.94	12/06/23
33	30520902	RT	Las Vegas	NV	Actual/360	4.470%	17,880.00	0.00	0.00	N/A	02/06/26	--	4,800,000.00	4,800,000.00	12/06/23
35	30520895	RT	Clayton	NC	Actual/360	4.630%	14,985.82	6,697.78	0.00	N/A	02/06/26	--	3,884,013.31	3,877,315.53	12/06/23
36	30520915	MF	Chicago	IL	Actual/360	5.423%	15,937.70	5,680.25	0.00	N/A	04/06/26	--	3,526,690.67	3,521,010.42	12/06/23
37	30520918	RT	Ashland	OH	Actual/360	4.995%	13,265.26	0.00	0.00	N/A	04/06/26	--	3,187,169.00	3,187,169.00	12/06/23
Totals							2,302,149.90	441,943.49	0.00				585,011,640.69	584,569,697.20
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	12,761,843.28	13,646,467.52	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,173,055.25	16,005,707.23	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,110,195.64	5,584,409.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,496,121.45	5,191,594.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,913,942.00	4,686,342.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,838,570.07	6,417,877.40	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,658,446.92	1,227,154.57	01/01/23	09/30/23	--	0.00	0.00	142,086.07	142,086.07	0.00	0.00
10	2,086,234.75	2,074,800.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,204,805.93	1,147,246.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,311,584.01	1,341,515.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,113,129.00	1,102,514.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,459,489.79	1,549,987.94	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,583,923.28	2,357,905.84	10/01/22	09/30/23	--	0.00	0.00	80,598.85	80,598.85	0.00	0.00
18	1,008,182.39	1,004,076.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	926,935.04	660,647.44	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	16,469.18	0.00
20	937,224.54	986,148.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,121,299.04	1,345,883.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	674,445.52	670,682.38	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,045,256.87	1,034,988.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	877,071.74	0.00	--	--	10/06/23	0.00	27,776.76	53,446.39	1,471,232.53	0.00	0.00
25	1,030,457.84	1,157,067.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,087,203.64	1,077,001.98	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,003,348.02	1,028,790.90	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	455,608.76	515,382.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	733,386.32	719,964.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,052,596.25	949,531.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	855,428.37	936,531.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	494,938.87	441,157.04	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	266,158.58	311,871.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	313,405.20	313,405.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	72,594,288.36	75,486,656.08				0.00	27,776.76	276,131.31	1,693,917.45	16,469.18	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/23	0	0.00	0	0.00	1	9,198,193.04	0	0.00	1	9,198,193.04	0	0.00	0	0.00	0	0.00	4.722150%	4.698469%	27
11/10/23	0	0.00	0	0.00	1	9,212,836.88	0	0.00	1	9,212,836.88	0	0.00	1	8,132.09	0	0.00	4.722265%	4.698581%	28
10/13/23	0	0.00	0	0.00	1	9,226,124.96	0	0.00	1	9,226,124.96	0	0.00	0	0.00	0	0.00	4.722374%	4.698688%	29
09/12/23	0	0.00	0	0.00	1	9,240,651.26	0	0.00	1	9,240,651.26	0	0.00	0	0.00	0	0.00	4.722488%	4.698798%	30
08/11/23	0	0.00	0	0.00	1	9,253,818.41	0	0.00	1	9,253,818.41	0	0.00	0	0.00	0	0.00	4.722590%	4.698898%	31
07/12/23	0	0.00	0	0.00	1	9,266,928.32	0	0.00	1	9,266,928.32	0	0.00	0	0.00	0	0.00	4.722692%	4.698997%	32
06/12/23	0	0.00	0	0.00	1	9,281,282.92	0	0.00	1	9,281,282.92	0	0.00	0	0.00	0	0.00	4.722804%	4.699106%	33
05/12/23	0	0.00	0	0.00	1	9,294,273.42	0	0.00	1	9,294,273.42	0	0.00	0	0.00	0	0.00	4.722904%	4.699204%	34
04/13/23	0	0.00	0	0.00	1	9,308,512.95	0	0.00	1	9,308,512.95	0	0.00	0	0.00	0	0.00	4.723014%	4.699311%	35
03/10/23	0	0.00	0	0.00	1	9,321,385.06	0	0.00	1	9,321,385.06	0	0.00	0	0.00	0	0.00	4.723114%	4.699408%	36
02/10/23	0	0.00	0	0.00	1	9,338,130.19	0	0.00	1	9,338,130.19	0	0.00	0	0.00	0	0.00	4.723243%	4.699535%	37
01/12/23	0	0.00	0	0.00	1	9,350,873.53	0	0.00	1	9,350,873.53	0	0.00	0	0.00	0	0.00	4.723341%	4.699630%	38
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	30310792	11/06/23	0	A	80,598.85	80,598.85	0.00	13,213,973.19
24	30520916	08/06/21	27	6	53,446.39	1,471,232.53	6,717.40	9,570,802.51	10/11/19	7			02/16/21
Totals					134,045.24	1,551,831.38	6,717.40	22,784,775.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		39,043,006	39,043,006	0		0
25 - 36 Months		545,526,691	536,328,498	0		9,198,193
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	584,569,697	575,371,504	0	0	0	9,198,193
Nov-23	585,011,641	575,798,804	0	0	0	9,212,837
Oct-23	585,425,807	576,199,682	0	0	0	9,226,125
Sep-23	585,864,287	576,623,635	0	0	0	9,240,651
Aug-23	586,266,792	577,012,974	0	0	0	9,253,818
Jul-23	586,667,616	577,400,688	0	0	0	9,266,928
Jun-23	587,101,074	577,819,791	0	0	0	9,281,283
May-23	587,498,412	578,204,139	0	0	0	9,294,273
Apr-23	587,928,510	578,619,997	0	0	0	9,308,513
Mar-23	588,322,391	579,001,006	0	0	0	9,321,385
Feb-23	588,818,244	579,480,114	0	0	0	9,338,130
Jan-23	589,208,406	579,857,533	0	0	0	9,350,874
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
24	30520916	9,198,193.04	9,570,802.51	14,800,000.00	08/21/23	713,079.08	1.11000	12/31/22	04/06/26	268
Totals		9,198,193.04	9,570,802.51	14,800,000.00		713,079.08

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	30520916	RT	CO	10/11/19	7

12/6/2023 - REO Title Date: 2/16/21. Description of Collateral: Subject is a 72,991 SF unanchored neighborhood retail center located in Aurora, CO, 10 miles SE of Denver. The property was built in 1980. Collateral is made up of five buildings constructed in 1980 on a 6.99-acre site. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Roof work is being explored. Leasing Summary: Signed two new leases in 2023. Have an LOI on Las Islas space to take occupancy back to 96%. Marketing Summary: Property is now listed for sale with CBRE - Denver (Brad Lyons). A July call for offers produced over a dozen bids. A BAFO was held in late July and various final offers were discussed. Sale was put on hold for new leasing efforts to back fill Las Islas after we had to evict them due to criminal activity; which likely would''ve derailed any buyer’s diligence period.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	30520886	33,000,000.00	5.06400%	33,000,000.00 5.06400%		8	08/18/20	08/06/20	10/27/20
8	30520910	23,373,778.20	5.30500%	23,373,778.20 5.30500%		8	09/04/20	06/06/20	09/15/20
9	30520898	21,822,509.71	5.14000%	21,822,509.71 5.14000%		8	08/06/20	05/06/20	08/19/20
9	30520898	0.00	5.14000%	0.00	5.14000%	8	03/11/22	03/06/22	06/06/22
Totals		78,196,287.91		78,196,287.91
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
34	30520917 11/14/22	4,570,613.72	6,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,570,613.72	6,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
34	30520917	11/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	0.00	0.00	1,335.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	1,335.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,835.76

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28